Financial instruments and risk management - Debt Sensitivity Analysis (Details) - USD ($) $ in Thousands	Sep. 28, 2023	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 20, 2023	Dec. 31, 2022	Oct. 13, 2021	Jun. 20, 2019
Financial instruments and risk management
Basis points		0.25%				0.25%
Increase in basis point		100.00%					100.00%
Decrease in basis point		(100.00%)					(100.00%)
Increase in results		$ 3,864					$ 2,801
Decrease in results		$ (3,864)					(2,801)
28-day TIIE
Financial instruments and risk management
Basis points		13.00%
Asset backed trust notes
Financial instruments and risk management
Basis points		1.75%
Increase in results		$ 1,435					1,320
Decrease in results		$ (1,435)					(1,320)
Percentage of CAP on TIIE 28		10.00%
Asset backed trust notes | 28-day TIIE
Financial instruments and risk management
Basis points	2.15%							2.00%	1.75%
Interest rate basis	28
Incline II B Shannon 18 Limited (PDP BBAM)
Financial instruments and risk management
Basis points		3.90%
Increase in results		$ 930					224
Decrease in results		$ (930)					(224)
Banco Santander Mxico, S.A. y Banco Nacional de Comercio Exterior, S.N.C. ("Santander-Bancomext 2022")
Financial instruments and risk management
Basis points		2.98%
Increase in results		$ 533					96
Decrease in results		$ (533)					(96)
GY Aviation Lease 1714 Co. Limited (PDP CDB)
Financial instruments and risk management
Basis points		4.25%
Increase in results		$ 352					38
Decrease in results		$ (352)					(38)
JSA International U.S. Holdings, LLC (PDP JSA)
Financial instruments and risk management
Basis points		0.03%
Increase in results		$ 288					88
Decrease in results		$ (288)					(88)
Oriental Leasing 6 Company Limited (PDP CMB)
Financial instruments and risk management
Basis points		0.02%
Increase in results		$ 131					19
Decrease in results		(131)					(19)
Acquisition of engines with Tarquin Limited
Financial instruments and risk management
Annual interest rate					6.20%
Increase in results		111
Decrease in results		(111)
Acquisition of several engines with Wilmington Trust SP Services (Dublin)
Financial instruments and risk management
Annual interest rate				7.16%	7.16%
Increase in results		24
Decrease in results		(24)
Acquisition of engines with NBB-V11218
Financial instruments and risk management
Annual interest rate					6.20%
Increase in results		22
Decrease in results		(22)
Acquisition of engines with NBB-V11951
Financial instruments and risk management
Annual interest rate					6.20%
Increase in results		21
Decrease in results		(21)
Acquisition of engines with NBB Pintail Co., LTD
Financial instruments and risk management
Annual interest rate			6.99%
Increase in results		17
Decrease in results		$ (17)
Banco Nacional de Comercio Exterior, S.N.C. ("Bancomext")
Financial instruments and risk management
Increase in results							961
Decrease in results							(961)
Banco Sabadell S.A., Institucin de Banca Multiple ("Sabadell")
Financial instruments and risk management
Increase in results							49
Decrease in results							(49)
Banco Actinver S.A., Institucin de banca mltiple ("Actinver")
Financial instruments and risk management
Basis points		2.50%
Increase in results							6
Decrease in results							$ (6)
Interest rate Cap | 28-day TIIE
Financial instruments and risk management
Basis points		0.72%					5.05%
Interest rate Cap | SOFR three months
Financial instruments and risk management
Basis points		0.73%					4.50%
Interest rate Cap | SOFR one month
Financial instruments and risk management
Basis points		0.99%					4.30%
Interest rate Cap | Minimum | 28-day TIIE
Financial instruments and risk management
Annual interest rate		10.78%					5.72%
Interest rate Cap | Minimum | SOFR three months
Financial instruments and risk management
Annual interest rate		4.60%					0.09%
Interest rate Cap | Minimum | SOFR one month
Financial instruments and risk management
Annual interest rate		4.36%					0.05%
Interest rate Cap | Maximum | 28-day TIIE
Financial instruments and risk management
Annual interest rate		11.50%					10.77%
Interest rate Cap | Maximum | SOFR three months
Financial instruments and risk management
Annual interest rate		5.33%					4.59%
Interest rate Cap | Maximum | SOFR one month
Financial instruments and risk management
Annual interest rate		5.35%					4.36%